Condensed Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Cash Flows from Operating Activities
Net income (loss)	$ (4,283,772)	$ (2,041,882)	$ (4,306,918)	$ (2,384,802)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock based compensation	785,181	14,261	67,586	275,465
Accrued interest	494,766	219,910
Gain/loss on settlement of liabilities	990,109	516,083	1,842,273	(441,041)
Fair value of stock issued for note modification	1,273,659	14,382	449,660	168,856
Amortization of debt discount		28,497	28,497	(28,497)
Changes in operating assets and liabilities:
Prepaid expenses and other assets	(157,812)	31,761	39,129	(80,485)
Accounts payable and accrued expenses	414,413	631,112	764,583	165,781
Accrued interest			364,879	46,517
Net cash used in operating activities	(483,456)	(585,876)	(750,311)	(2,278,206)
Cash Flows from Investing Activities:
Acquisition of mineral claims				(106,000)
Net cash provided by (used in) investing activities				(106,000)
Cash Flows from Financing Activities
Proceeds from convertible notes	345,000	55,000	105,000	2,025,000
Proceeds from convertible notes – related party	135,000	80,000	105,000
Proceeds from promissory notes		671,733	770,831	100,000
Repayment of promissory notes		(225,000)	(225,000)
Proceeds from warrant exercises				224,000
Net cash provided by financing activities	480,000	581,733	755,831	2,349,000
Net increase (decrease) in cash	(3,456)	(4,143)	5,520	(35,206)
Cash, beginning of period	12,896	7,376	7,376	42,582
Cash, end of period	9,440	3,233	12,896	7,376
Supplemental disclosures:
Interest paid
Supplemental disclosures of non-cash items:
Accounts payable and accrued payable exchanged for convertible note		$ 440,129	$ 440,129